Inventory - Components of Inventory (Detail) - USD ($) $ in Thousands	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Inventory net realizable value
Component parts	$ 136	[1]	$ 76	[1],[2]	$ 266	[2]
Work-in-process	849	[3]	219	[3],[4]	587	[4]
Finished goods	1,234		1,972		1,343
Inventory, Gross	2,219		2,267		2,196
Inventory reserve	(167)		(533)		(410)
Inventory — net	$ 2,052		$ 1,734		$ 1,786

[1]	Component parts inventory consisted of manufactured components of the ILUVIEN applicator.
[2]	Component parts inventory consisted of manufactured components of the ILUVIEN applicator.
[3]	Work-in-process consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by regulatory authorities.
[4]	Work-in-process consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by U.S. or EU regulatory authorities.